ARISTOTLE FUNDS SERIES TRUST (THE “TRUST”)
Supplement dated July 25, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated July 29, 2024, as may be supplemented and/or revised from time to time, with respect to the series of the Trust (the “Aristotle Funds”)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus, or SAI, as applicable.

Aristotle Floating Rate Income Fund

Effective January 31, 2026 (“Effective Date”), J.P. Leasure will no longer serve as a Portfolio Manager of Aristotle Floating Rate Income Fund. Accordingly, as of the Effective Date, all references and information relating to J.P. Leasure as a Portfolio Manager for Aristotle Floating Rate Income Fund are hereby deleted in their entirety from the Summary Prospectus, Prospectus and SAI.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
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